Convertible Note Payable (Details Narrative) (10-K) - USD ($)		3 Months Ended	12 Months Ended
	Dec. 22, 2016	Mar. 31, 2018	Mar. 31, 2019	Dec. 31, 2017	Jun. 05, 2019	Mar. 29, 2019
Debt instrument, principal balance			$ 300,000
Amortization of debt				$ 356,250
Debt instrument description			The note bears interest per annum at approximately 4.6% payable in arrears monthly until October 1, 2019 when the interest rate increases to 9% per annum payable monthly until principal and accrued interest are paid in full.
Conversion price per shares					$ 2.50
Interest expense			$ 151,856	74,896
Note payable				$ 1,575,000	$ 300,000	$ 1,410,000
Short-term Convertible Note Payable [Member] | Unrelated Party [Member]
Debt instrument maturity term	60 months
Debt instrument, principal balance	$ 1,875,000
Amortization of debt	$ 375,000
Debt instrument description	The note is convertible into shares of our common stock and one stock purchase warrant at a conversion price of $1.25 per unit and an exercise price of $2.50.
Conversion price per shares	$ 1.25
Warrant exercise price	$ 2.50